Business combinations during the period. - Intangible asset (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022
Business combinations during the period
Goodwill	€ 70,010,000	€ 69,557,000	€ 69,813,000
Cell Point Acquisition
Business combinations during the period
Fair value at acquisition date				€ 120,517,000
Goodwill	62,400,000		62,444,000
Deferred tax liabilities				22,368,000
AboundBio
Business combinations during the period
Fair value at acquisition date				4,053,000
Goodwill	€ 7,600,000		€ 7,369,000
Deferred tax liabilities				€ 907,000